Consolidated statement of income - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues (Note 5)
Revenues	$ 13,679	$ 13,449	$ 12,547
Income from Equity Investments (Note 9)	714	773	514
Operating and Other Expenses
Plant operating costs and other	3,591	3,906	3,861
Commodity purchases resold	1,488	2,382	2,172
Property taxes	569	569	555
Depreciation and amortization	2,350	2,055	1,939
Goodwill and other asset impairment charges (Notes 8, 11 and 12)	801	1,257	1,388
Total Operating and Other Expenses	8,799	10,169	9,915
Gain/(Loss) on Assets Held for Sale/Sold (Note 26)	170	631	(833)
Financial Charges
Interest expense (Note 17)	2,265	2,069	1,998
Allowance for funds used during construction	(526)	(507)	(419)
Interest income and other	76	(184)	(103)
Total Financial Charges	1,815	1,378	1,476
Income before Income Taxes	3,949	3,306	837
Income Tax Expense/(Recovery) (Note 16)
Current	315	149	156
Deferred	284	566	196
Deferred – U.S. Tax Reform and 2018 FERC Actions	(167)	(804)	0
Income Tax (Recovery)/Expense	432	(89)	352
Net Income	3,517	3,395	485
Net (loss)/income attributable to non-controlling interests (Note 19)	(185)	238	252
Net Income Attributable to Controlling Interests	3,702	3,157	233
Preferred share dividends	163	160	109
Net Income Attributable to Common Shares	$ 3,539	$ 2,997	$ 124
Net Income per Common Share (Note 20)
Basic (in dollars per share)	$ 3.92	$ 3.44	$ 0.16
Diluted (in dollars per share)	3.92	3.43	0.16
Dividends Declared per Common Share (in dollars per share)	$ 2.76	$ 2.5	$ 2.26
Weighted Average Number of Common Shares (Note 20)
Basic (in shares)	902	872	759
Diluted (in shares)	903	874	760
Canadian Natural Gas Pipelines
Revenues (Note 5)
Revenues	$ 4,038	$ 3,693	$ 3,682
U.S. Natural Gas Pipelines
Revenues (Note 5)
Revenues	4,314	3,584	2,526
Mexico Natural Gas Pipelines
Revenues (Note 5)
Revenues	619	570	378
Liquids Pipelines
Revenues (Note 5)
Revenues	2,584	2,009	1,755
Energy
Revenues (Note 5)
Revenues	$ 2,124	$ 3,593	$ 4,206